3. Other income, net	12 Months Ended
Dec. 31, 2013
Other income, net
	2013	2012	2011
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(18)	(17)	26
Rental income	72	65	56

	54	48	82

ZHEJIANG TIANLAN
Other income, net
	2013	2012	2011
	RMB’000	RMB’000	RMB’000
Gain on disposal of intangible asset	23	-	-
Gain on disposal of property, plant and equipment	41	-	-
Subsidy income (note i)	6,893	7,170	4,483
Sales of scrapped materials	18	31	78
Others	449	140	600

	7,424	7,341	5,161

(i)	The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.

ZHEJIANG JIAHUAN
Other income, net
		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Government grant	-	-	400
Rental income (i)	665	701	-
Interest income	32	68	124
Sundry income	-	298	166

	697	1,067	690